Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
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Details Information About Intangible Assets

Details of intangible assets

	Software and Patents	Assets under construction	Total
Net book value as of January 1, 2015	1,246	—	1,246

Change in scope	—	—	—
Additions to intangible assets	97	—	97
Depreciation expense	(174)	—	(174)
Translation adjustments	(127)	—	(127)

Net book value as of December 31, 2015	1,041	—	1,041

Gross value at end of period	2,194	—	2,194
Accumulated depreciation and impairment at end of period	(1,153)	—	(1,153)
Net book value as of January 1, 2016	1,041	—	1,041

Additions to intangible assets	212	439	652
Disposal of intangible assets	(74)	—	(74)
Depreciation expense	(226)	—	(226)
Translation adjustments	(28)	(21)	(49)

Net book value as of December 31, 2016	924	419	1,343

Gross value at end of period	2,256	419	2,675
Accumulated depreciation and impairment at end of period	(1,332)	—	(1,332)
Net book value as of January 1, 2017	924	419	1,343

Additions to intangible assets	6	135	141
Depreciation expense	(231)	—	(231)
Translation adjustments	112	66	178

Net book value as of December 31, 2017	811	619	1,431

Gross value at end of period	2,571	517	3,190
Accumulated depreciation and impairment at end of period	(1,759)	—	(1,759)